Prepayments and Other Receivables (Tables)	6 Months Ended
May 31, 2026
Prepayments and Other Receivables [Abstract]
Schedule of Prepayments and Other Receivables

Prepayments and other receivables consist of the following:

	As of
	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
	HK$	HK$	US$
Rental deposit	73,771	140,429	17,920
Prepayment of consulting fee	1,500,000	-	-
Others	1,080,000	1,080,000	137,815
Total	2,653,771	1,220,429	155,735